DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES
	As of December 31,
	2024	2025
	S$’000	S$’000

Deposits	32	10
Prepayments	1,286	20
Other receivables	53	37
	1,371	67